UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21082

Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:	312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Quality Preferred Income Fund (JTP)
March 31, 2011(Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value
$25 Par (or similar) Preferred Securities - 64.2% (50.2% of Total Investments)
Capital Markets - 6.1%
137,200	Ameriprise Financial, Inc.	7.750%	A	$3,807,300
103,694	BNY Capital Trust V, Series F	5.950%	A1	2,612,052
515,776	Credit Suisse	7.900%	A3	13,884,690
339,132	Deutsche Bank Capital Funding Trust II	6.550%	BBB	8,362,995
83,000	Deutsche Bank Contingent Capital Trust III	7.600%	BBB	2,176,260
37,900	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A3	853,508
2,200	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%	A1	52,052
4,500	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%	A1	103,545
43,900	Morgan Stanley Capital Trust IV	6.250%	Baa2	1,047,015
Total Capital Markets	32,899,417
Commercial Banks - 8.1%
323,217	Banco Santander Finance	10.500%	A-	9,195,524
2,100	Barclays Bank PLC	6.625%	A-	50,610
118,500	BB&T Capital Trust VI	9.600%	Baa1	3,310,890
30,300	BB&T Capital Trust VII	8.100%	Baa1	816,585
119,800	Cobank ACB, 144A	7.000%	N/R	5,611,887
46,000	Cobank ACB	11.000%	A	2,558,750
48,600	Cobank ACB	11.000%	A	2,709,450
18,400	HSBC Holdings PLC, (3)	8.000%	A-	501,952
13,800	HSBC Holdings PLC	6.200%	A-	333,270
80,308	Merrill Lynch Preferred Capital Trust V	7.280%	Baa3	1,998,063
3,500,000	National Australia Bank	8.000%	A+	3,860,150
275,041	National City Capital Trust II	6.625%	BBB	6,961,288
19,400	National City Capital Trust II	6.625%	BBB	489,268
20,400	Wachovia Capital Trust IX	6.375%	A-	511,020
120,000	Wells Fargo Capital Trust XII	7.875%	A-	3,147,600
60,000	Wells Fargo Capital Trust IX	5.625%	A-	1,489,200
Total Commercial Banks	43,545,507
Diversified Financial Services - 4.1%
500	Citigroup Capital Trust VII	7.125%	BB+	12,490
10,000	Citigroup Capital Trust XII	8.500%	BB+	263,300
150,514	Citigroup Capital XIII	7.875%	BB+	4,124,084
1,900	Citigroup Capital XIV	6.875%	BB+	46,379
36,200	ING Groep N.V.	7.375%	Ba1	869,886
625,276	ING Groep N.V.	7.200%	Ba1	14,831,547
47,500	JP Morgan Chase Capital Trust XXIX	6.700%	A2	1,210,300
12,027	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	304,283
15,141	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	380,191
Total Diversified Financial Services	22,042,460
Diversified Telecommunication Services - 0.1%
28,000	Telephone and Data Systems Inc.	6.875%	Baa2	699,160
Electric Utilities - 1.3%
181,800	Entergy Texas Inc.	7.875%	BBB+	5,101,308
80,611	PPL Energy Supply LLC	7.000%	BBB	2,033,816
Total Electric Utilities	7,135,124
Food Products - 0.5%
28,100	Dairy Farmers of America Inc., 144A	7.875%	BBB-	2,576,419
Insurance - 20.1%
795,723	Aegon N.V.	6.375%	BBB	18,118,612
326,106	Allianz SE	8.375%	A+	8,713,161
487,192	Arch Capital Group Limited	8.000%	BBB	12,418,524
1,403	Arch Capital Group Limited, Series B	7.875%	BBB	35,608
3,250,000	Dai-Ichi Mutual Life, 144A	7.250%	A3	3,212,801
228,238	Delphi Financial Group, Inc.	7.376%	BB+	5,534,772
617,204	EverestRe Capital Trust II	6.200%	Baa1	14,387,025
205,030	Markel Corporation	7.500%	BBB	5,371,786
276,263	PartnerRe Limited, Series C	6.750%	BBB+	6,757,393
15,939	PartnerRe Limited, Series D	6.500%	BBB+	381,420
40,600	PLC Capital Trust III	7.500%	BBB	1,027,180
386,042	PLC Capital Trust IV	7.250%	BBB	9,627,887
2,300	PLC Capital Trust V	6.125%	BBB	55,085
166,360	Prudential Financial Inc.	6.750%	A-	4,165,654
4,100,000	Reinsurance Group of America Inc.	6.750%	BBB-	4,006,217
34,500	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	791,775
233,502	RenaissanceRe Holdings Limited, Series D	6.600%	BBB+	5,734,809
312,743	W. R. Berkley Corporation, Capital Trust II	6.750%	BBB-	7,815,448
Total Insurance	108,155,157
Media - 7.4%
131,141	CBS Corporation	6.750%	BBB-	3,296,885
612,684	Comcast Corporation	7.000%	BBB+	15,678,584
47,000	Comcast Corporation	6.625%	BBB+	1,223,410
747,738	Viacom Inc.	6.850%	BBB+	19,433,710
Total Media	39,632,589
Multi-Utilities - 3.4%
244,700	Dominion Resources Inc.	8.375%	BBB	6,947,033
10,000	Scana Corporation	7.700%	BBB-	278,800
391,815	Xcel Energy Inc.	7.600%	BBB	10,919,884
Total Multi-Utilities	18,145,717
Oil, Gas & Consumable Fuels - 2.3%
475,976	Nexen Inc.	7.350%	BB+	12,065,992
Pharmaceuticals - 0.1%
19,600	Bristol Myers Squibb Company (CORTS)	6.250%	A+	494,312
200	Bristol-Myers Squibb Company Trust (CORTS)	6.800%	A+	5,208
Total Pharmaceuticals	499,520
Real Estate/Mortgage - 10.7%
3,800	CommomWealth REIT	7.500%	BBB	80,066
5,000	CommomWealth REIT	7.125%	Baa3	125,600
153,147	Developers Diversified Realty Corporation, Series H	7.375%	Ba1	3,798,046
80,607	Duke Realty Corporation, Series L	6.600%	Baa3	1,882,980
31,000	Duke Realty Corporation, Series N	7.250%	Baa3	774,690
18,500	Kimco Realty Corporation, Series F	6.650%	Baa2	455,655
652,387	Kimco Realty Corporation, Series G	7.750%	Baa2	16,870,727
10,294	Kimco Realty Corporation, Series H	6.900%	Baa2	256,115
92,378	Prologis Trust, Series G	6.750%	Baa3	2,215,224
12,691	PS Business Parks, Inc.	0.000%	BBB-	313,087
11,800	Public Storage, Inc., Series E	6.750%	BBB+	297,596
3,300	Public Storage, Inc., Series F	6.450%	BBB+	81,510
369	Public Storage, Inc., Series H	6.950%	BBB+	9,266
42,800	Public Storage, Inc., Series K	7.250%	BBB+	1,091,828
9,000	Public Storage, Inc., Series M	6.625%	BBB+	226,890
2,000	Public Storage, Inc., Series W	6.500%	BBB+	49,680
107,100	Public Storage, Inc., Series Y, (3)	6.850%	BBB+	2,369,588
5,693	Realty Income Corporation	7.375%	Baa2	145,513
78,817	Realty Income Corporation	6.750%	Baa2	2,008,257
9,873	Regency Centers Corporation	7.250%	Baa3	245,739
437,734	Vornado Realty LP	7.875%	BBB	11,858,214
165,282	Wachovia Preferred Funding Corporation	7.250%	A-	4,222,955
298,102	Weingarten Realty Investors, Series F	6.500%	Baa3	7,070,976
32,765	Weingarten Realty Trust	8.100%	BBB	743,766
100	Weingarten Realty Trust, Series E	6.950%	Baa3	2,435
Total Real Estate/Mortgage	57,196,403
Wireless Telecommunication Services - 0.0%
8,500	Telephone and Data Systems Inc.	7.000%	Baa2	212,330
Total $25 Par (or similar) Preferred Securities (cost $332,015,701)	344,805,795

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
Corporate Bonds - 3.8% (2.9% of Total Investments)
Capital Markets - 0.2%
$1,000	Man Group PLC	5.000%	8/09/17	Baa3	$869,575
Commercial Banks - 1.7%
8,400	LBG Capital I PLC, 144A	7.875%	11/01/20	BB	8,194,200
700	Lloyds Banking Group LBG Capital 1, 144A	8.000%	6/15/20	BB-	668,500
9,100	Total Commercial Banks	8,862,700
Diversified Financial Services - 0.6%
3,100	Fortis Hybrid Financing	8.250%	8/27/49	BBB	3,115,500
Electric Utilities - 0.6%
3,400	FPL Group Capital Inc.	6.650%	6/15/17	BBB	3,395,750
Insurance - 0.5%
2,500	Prudential PLC., Convertible Bond	11.750%	12/23/14	A-	2,961,375
Multi-Utilities - 0.2%
1,000	Wisconsin Energy Corporation	6.250%	5/15/17	Baa1	1,003,750
$20,100	Total Corporate Bonds (cost $19,126,287)	20,208,650

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
Capital Preferred Securities - 55.9% (43.6% of Total Investments)
Capital Markets - 0.4%
1,200	ABN AMRO North America Holding Capital, 144A	6.523%	12/31/49	BB+	$1,146,000
1,000	Credit Suisse Guernsey	1.003%	5/15/17	A3	799,530
Total Capital Markets	1,945,530
Commercial Banks - 23.4%
9,600	AgFirst Farm Credit Bank	8.393%	12/15/11	A	9,984,000
2,100	American Express Company	6.800%	9/01/16	Baa2	2,142,000
4,420	Banco Santander Finance	10.500%	9/29/49	A-	5,000,121
700	BankAmerica Capital II, Series 2	8.000%	12/15/26	Baa3	715,750
4,000	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	Baa3	4,070,000
2,800	Barclays Bank PLC	6.278%	12/15/34	A-	2,436,000
900	Barclays Bank PLC, 144A	7.434%	12/15/17	A-	900,000
2,500	Barclays Bank PLC, 144A	6.860%	6/15/32	A-	2,337,500
2,500	BB&T Capital Trust IV	6.820%	6/12/37	Baa1	2,487,500
2,800	BBVA International Unipersonal	5.919%	4/18/17	A-	2,369,805
5,460	Credit Agricole, S.A., 144A	8.375%	10/13/49	A-	5,842,200
454	Credit Agricole, S.A.	9.750%	12/26/54	A-	493,725
400	First Empire Capital Trust I	8.234%	2/01/27	Baa2	405,086
575	First Empire Capital Trust II	8.277%	6/01/27	Baa2	582,012
850	First Union Capital Trust I, Series A	7.935%	1/15/27	A-	870,312
5,400	First Union Institutional Capital Securities I	8.040%	12/01/26	A-	5,535,005
3,500	Fulton Capital Trust I	6.290%	2/01/36	Baa3	3,010,000
300	HBOS Capital Funding LP, 144A	6.071%	6/30/14	BB	274,125
11,650	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A-	15,611,000
2,000	KeyCorp Capital III	7.750%	7/15/29	Baa3	2,045,348
2,509	NB Capital Trust II	7.830%	12/15/26	Baa3	2,565,453
2,400	NB Capital Trust IV	8.250%	4/15/27	Baa3	2,466,000
5,000	Nordea Bank AB	8.375%	3/25/15	A-	5,425,000
6,300	Rabobank Nederland, 144A	11.000%	6/30/19	AA-	8,205,750
17,500	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	17,743,319
10,400	Societe Generale	8.750%	10/07/49	BBB+	10,998,000
1,600	Sovereign Capital Trust VI	7.908%	6/13/36	BBB+	1,599,710
3,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Ba1	2,775,762
2,600	Standard Chartered PLC, 144A	6.409%	1/30/17	BBB	2,487,839
1,550	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	1,507,422
1,100	Suntrust Capital Trust VIII	6.100%	12/01/66	Baa3	1,072,500
605	Wachovia Capital Trust I, Capital Securities, 144A	7.640%	1/15/27	A-	618,824
1,200	Wachovia Capital Trust V, 144A	7.965%	6/01/27	A-	1,233,511
Total Commercial Banks	125,810,579
Diversified Financial Services - 1.4%
200	Bank One Capital III	8.750%	9/01/30	A2	246,196
1,140	JP MORGAN Chase Capital XXV	6.800%	10/01/37	A2	1,145,853
4,000	JP Morgan Chase Capital Trust XXVII	7.000%	11/01/39	A2	4,121,504
1,800	MBNA Corporation, Capital Trust A	8.278%	12/01/26	Baa3	1,845,000
Total Diversified Financial Services	7,358,553
Diversified Telecommunication Services - 3.1%
15	Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	16,851,250
Electric Utilities - 0.7%
2,300	Dominion Resources Inc.	7.500%	6/30/16	BBB	2,406,375
1,500	PPL Capital Funding, Inc.	6.700%	3/30/17	BB+	1,479,375
Total Electric Utilities	3,885,750
Insurance - 19.7%
3,500	Allstate Corporation	6.125%	5/15/17	Baa1	3,535,000
10,850	AXA S.A., 144A	6.463%	12/14/18	Baa1	9,466,625
3,800	AXA S.A., 144A	6.379%	12/14/36	Baa1	3,363,000
4,800	AXA	8.600%	12/15/30	A3	5,677,838
700	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	659,750
9,925	Glen Meadows Pass Through Trust	6.505%	2/15/17	BB+	8,758,813
5,500	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	4,960,494
3,800	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/16	A-	3,914,000
2,500	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	2,487,500
5,100	Lincoln National Corporation	7.000%	5/17/16	BBB	5,061,750
2,500	Lincoln National Corporation	6.050%	4/20/17	BBB	2,337,500
6,300	MetLife Capital Trust IV, 144A	7.875%	12/15/37	BBB	6,772,500
600	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	724,500
10,150	National Financial Services Inc.	6.750%	5/15/37	Baa2	9,414,125
1,400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,201,955
7,225	Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	6,855,514
7,400	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	7,289,000
1,000	Progressive Corporation	6.700%	6/15/67	A2	1,055,000
3,200	Prudential Financial Inc.	8.875%	6/15/18	BBB+	3,776,000
1,000	Prudential PLC	6.500%	6/29/49	A-	925,000
15,000	XL Capital Ltd	6.500%	10/15/57	BBB-	13,762,500
2,536	ZFS Finance USA Trust II 144A	6.450%	12/15/65	A	2,586,720
1,260	ZFS Finance USA Trust V	6.500%	5/09/67	A	1,263,153
Total Insurance	105,848,237
Real Estate - 4.0%
19	Firstar Realty LLC, 144A	8.875%	12/31/50	A2	21,440,309
Road & Rail - 2.1%
10,900	Burlington Northern Santa Fe Funding Trust I	6.613%	1/15/26	BBB	11,322,375
Thrifts & Mortgage Finance - 0.4%
2,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	BBB-	1,830,000
U.S. Agency - 0.7%
3	Farm Credit Bank of Texas	10.000%	12/15/60	A3	3,810,125
Total Capital Preferred Securities (cost $290,252,911)	300,102,708

Shares	Description (1)	Coupon	Ratings (2)	Value
Convertible Preferred Securities - 0.0% (0.0% of Total Investments)
Commercial Banks - 0.0%
200	Wells Fargo & Company	7.500%	A-	$207,040
Total Convertible Preferred Securities (cost $203,182)	207,040

Shares	Description (1)	Value
Investment Companies - 3.0% (2.3% of Total Investments)
315,548	BlackRock Credit Allocation Income Trust II	$3,101,837
415,561	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.	7,097,782
352,012	John Hancock Preferred Income Fund III	5,896,201
Total Investment Companies (cost $20,807,508)	16,095,820

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments - 1.1% (1.0% of Total Investments)
$6,109	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/11, repurchase price $6,109,085, collateralized by $5,760,000 U.S. Treasury Notes, 4.250%, due 8/15/13, value $6,235,200	0.010%	4/01/11	$6,109,083
Total Short-Term Investments (cost $6,109,083)	6,109,083
Total Investments (cost $668,514,672) - 128.0%	687,529,096
Borrowings - (28.8)% (4), (5)	(154,875,000)
Other Assets Less Liabilities - 0.8%	4,442,312
Net Assets Applicable to Common Shares - 100%	$537,096,408

Investments in Derivatives

Interest Rate Swaps outstanding at March 31, 2011:

Fund	Fixed Rate	Unrealized
Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)
JP Morgan Chase	$ 38,718,750	Receive	1-Month USD-LIBOR	0.360%	Monthly	3/21/11	3/21/12	$ 5,058
JP Morgan Chase	38,718,750	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/11	3/21/14	260,934
Morgan Stanley	38,718,750	Receive	1-Month USD-LIBOR	2.064%	Monthly	3/21/11	3/21/16	500,162
$ 766,154
Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2011:

Level 1	Level 2	Level 3	Total
Investments:
$25 par (or similar) Preferred Securities	$305,063,290	$39,742,505	$—	$344,805,795
Corporate Bonds	—	20,208,650	—	20,208,650
Capital Preferred Securities	—	300,102,708	—	300,102,708
Convertible Preferred Securities	207,040	—	—	207,040
Investment Companies	16,095,820	—	—	16,095,820
Short-Term Investments	—	6,109,083	—	6,109,083
Derivatives:
Interest Rate Swaps*	—	766,154	—	766,154
Total	$321,366,150	$366,929,100	$—	$688,295,250

* Represents net unrealized appreciation (depreciation).

During the period ended March 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2011, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity	Swaps	Unrealized appreciation forward swaps*	796,053	—	—
Total			$ 796,053		$ —
* Represents cumulative appreciation(depreciation) of swap contracts as reported in the Portfolio of Investments. Some swap contracts require acounterparty to pay or receive a premium.

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2011, the cost of investments was $669,313,905.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2011, were as follows:

Gross unrealized:
Appreciation					$33,008,133
Depreciation					(14,792,942)
Net unrealized appreciation (depreciation) of investments					$18,215,191

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. The definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Borrowings as a percentage of Total Investments is 22.5%.
(5)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.  As of March 31, 2011, investments with a value of $385,977,208 have been pledges as collateral for Borrowings

(6)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.
PPLUS	PreferredPlus Trust.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date  May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date  May 27, 2011

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date  May 27, 2011

*                      Print the name and title of each signing officer under his or her signature.